13003541

THE NASDAQ OMX GROUP

Received SEC

OCT 28 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001-36153

By Electronic Mail

October 28, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 25, 2013 The Nasdaq Stock Market (the "Exchange") received from Criteo S.A. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing one ordinary share, nominal value €0.025 per share

Ordinary shares, nominal value €0.025 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the registration of the American Depositary Shares.